Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Valuation allowance for deferred tax assets	$ 323,335,000	$ 195,695,000	$ 132,100,000
Increase in valuation allowance for deferred tax assets	127,600,000	63,600,000
Reduction in income tax benefits	132,050,000	63,721,000	47,001,000
Federal net operating loss carryforwards	1,112,200,000
State net operating loss carryforwards	703,600,000
Pension Prior Service Liability
Income Taxes [Line Items]
Reduction in income tax benefits	$ 6,700,000